Reversal of (provision for) Impairment Losses due to Credit Loss	12 Months Ended
Dec. 31, 2025
Disclosure of impairment loss and reversal of impairment loss [abstract]
Reversal of (provision for) Impairment Losses due to Credit Loss
39.	REVERSAL OF (PROVISION FOR) IMPAIRMENT LOSSES DUE TO CREDIT LOSS
Reversal of (provision for) impairment losses due to credit loss are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2023	2024	2025
Provision due to credit loss on financial assets measured at FVTOCI	(16,542)	(8,868)	(10,190)
Reversal (provision) for impairment loss due to credit loss on securities at amortized cost	(5,549)	3,287	(330)
Provision for impairment loss due to credit loss on loan and other financial assets at amortized cost	(1,839,987)	(1,715,074)	(2,087,386)
Reversal for guarantees	(3,555)	5,250	(8,364)
Reversal(provision) for unused loan commitment	(29,283)	(890)	3,456

Total	(1,894,916)	(1,716,295)	(2,102,814)